Employee Benefits Obligations (Details) - Schedule of Actuarial Assumptions	Mar. 31, 2023	Mar. 31, 2022
Schedule of Actuarial Assumptions [Abstract]
Discount rate	7.50%	7.25%
Attrition rate	5.00%	5.00%
Future salary growth rate	10.00%	10.00%